Earnings Per Share (Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic EPS) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic And Diluted [Line Items]
Income Available for Common Shareholders	$ 814	$ 816
Weighted average common shares outstanding, basic	444	424	401
Employee share-based compensation	1	1	1
Total	$ 1.83	$ 1.92	$ 2.1